Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Initial Public Offering

Note 3 - Initial Public Offering

On January 4, 2023, the Company sold 6,000,000 Units, at a purchase price of $10.00 per Unit. On January 9, 2023, the Company issued an additional 900,000 Units, at a purchase price of $10.00 per Unit, in connection with the over-allotment option. Each Unit consists of one ordinary share, one warrant and one right, with each right entitling the holder thereof to receive one-tenth of one ordinary share upon the completion of an initial business combination, subject to adjustment.

The warrants will become exercisable at $11.50 per share, subject to adjustment, on the later of 30 days after the completion of the Initial Business Combination or 12 months from the closing of our IPO and will expire at 5:00 p.m., New York City time, five years after the completion of the Initial Business Combination or earlier upon redemption or liquidation.

Following the closing of the IPO and the sale of over-allotment units, an aggregate of $70,242,000 (at $10.18 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Units was placed in a Trust Account, which may only be invested in U.S. “government securities”, within the meaning of Section 2(a)(16) of the Investment Company Act, having a maturity of 180 days or less or in money market funds meeting certain conditions of Rule 2a-7 promulgated under the Investment Company Act, which invest only in direct U.S. government treasury obligations.

Note 3 - Initial Public Offering

On January 4, 2023, the Company sold 6,000,000 Units, at a purchase price of $10.00 per Unit. On January 9, 2023, the Company issued an additional 900,000 Units, at a purchase price of $10.00 per Unit, in connection with the over-allotment option. Each Unit consists of one ordinary share, one warrant and one right, with each right entitling the holder thereof to receive one-tenth of one ordinary share upon the completion of an initial business combination, subject to adjustment.

The warrants will become exercisable at $11.50 per share, subject to adjustment, on the later of 30 days after the completion of the Initial Business Combination or 12 months from the closing of our IPO and will expire at 5:00 p.m., New York City time, five years after the completion of the Initial Business Combination or earlier upon redemption or liquidation.

Following the closing of the IPO and the sale of over-allotment units, an aggregate of $70,242,000 (at $10.18 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Units was placed in a Trust Account, which may only be invested in U.S. “government securities”, within the meaning of Section 2(a)(16) of the Investment Company Act, having a maturity of 180 days or less or in money market funds meeting certain conditions of Rule 2a-7 promulgated under the Investment Company Act, which invest only in direct U.S. government treasury obligations.